NET FINANCE COSTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest expense on financial liabilities measured at amortized cost:
Loans and borrowings	$ 362	$ 362
Subordinated hybrid notes	27	0
Leases	35	39
Unwinding of discount rate	16	15
Loss (gain) in fair value of non-commodity-related derivative financial instruments	19
Loss (gain) in fair value of non-commodity-related derivative financial instruments		(5)
Foreign exchange (gains) losses and other	(9)	9
Net finance costs (income)	$ 450	$ 420